FAIR VALUE MEASUREMENTS (Details 2) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Carrying amount USD ($)	Dec. 31, 2014 Carrying amount RUB	Dec. 31, 2013 Carrying amount RUB	Dec. 31, 2014 Fair value USD ($)	Dec. 31, 2014 Fair value RUB	Dec. 31, 2013 Fair value RUB
Carrying amounts and fair values of debt securities
Investments in debt securities				$ 55.5	3,124.0	(1,249.0)	$ 54.9	3,089.0
Term deposits, non-current	456.2	25,663.0	15,180.0	456.2	25,663.0	15,180.0	440.4	24,775.0	15,298.0
Converible debt				(467.9)	(26,325.0)	(16,429.0)	(449.6)	(25,294.0)	(21,647.0)
Total				$ 43.8	2,462.0		$ 45.7	2,570.0	(6,349.0)